Asbestos - Numbers of Open Claims, New Claims and Closed Claims and Average Settlement Per Settled Claim and Case Closed (Detail)	12 Months Ended
	Mar. 31, 2016 USD ($) Claim	Mar. 31, 2015 USD ($) Claim	Mar. 31, 2014 USD ($) Claim	Mar. 31, 2013 USD ($) Claim	Mar. 31, 2012 USD ($) Claim	Mar. 31, 2016 AUD	Mar. 31, 2015 AUD	Mar. 31, 2014 AUD	Mar. 31, 2013 AUD	Mar. 31, 2012 AUD
Insurance [Abstract]
Number of open claims at beginning of period	494	466	462	592	564
Number of new claims	577	665	608	542	456
Number of closed claims	645	637	604	672	428
Number of open claims at end of period	426	494	466	462	592
Average settlement amount per settled claim	$ 182,763	$ 222,619	$ 236,268	$ 238,615	$ 228,361	AUD 248,138	AUD 254,209	AUD 253,185	AUD 231,313	AUD 218,610
Average settlement amount per case closed	$ 161,229	$ 190,468	$ 198,716	$ 206,892	$ 207,019	AUD 218,900	AUD 217,495	AUD 212,944	AUD 200,561	AUD 198,179